                                   GMO TRUST

                       SUPPLEMENT DATED JANUARY 8, 2004 TO
                    GMO TRUST PROSPECTUS DATED JUNE 30, 2003

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

      The clause "and currencies" is added after the term "countries" in the first sentence of the first paragraph under the caption "Principal investment strategies" on page 52 of the Prospectus.

      Effective as of January 1, 2004, the Fund's benchmark changed from the J.P. Morgan Non-U.S. Government Bond Index (Hedged) to the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). Accordingly, the paragraph under the caption "Benchmark" on page 52 of the Prospectus is replaced in its entirety by the following:

            The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan), an independently maintained and published index composed of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are currency-hedged into U.S. dollars.

      In addition, the "Average Annual Total Returns" table below and to the right in the "Performance" section on page 53 of the Prospectus is replaced in its entirety by the following:

                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2002


                                                            1 YEAR    5 YEARS    10 YEARS      INCEPT.
CLASS III                                                                                      9/30/94
RETURN BEFORE TAXES                                           3.01%      5.98%      N/A         11.44%

RETURN AFTER TAXES ON DISTRIBUTIONS                           0.38%      2.24%      N/A          6.40%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES   1.82%      2.97%      N/A          6.81%

J.P MORGAN NON-U.S. GOVERNMENT BOND INDEX (HEDGED)
 (EX-JAPAN) (a)                                               8.15%      7.30%      N/A          9.46%

J.P MORGAN NON-U.S. GOVERNMENT BOND INDEX (HEDGED) (b)        7.01%      7.36%      N/A          9.70%



(a)   Fund's benchmark.

(b) The J.P. Morgan Non-U.S. Government Bond Index (Hedged) is an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars. Effective as of January 1, 2004, the Fund changed its benchmark from the J.P. Morgan Non-U.S. Government Bond Index (Hedged) to the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). This change was effected because the Manager expects that the Fund will be substantially underweight in Japan relative to the J.P. Morgan Non-U.S. Government Bond Index (Hedged).

                                    GMO TRUST

                       SUPPLEMENT DATED JANUARY 8, 2004 TO
             GMO TRUST CLASS M SHARES PROSPECTUS DATED JUNE 30, 2003

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

      The clause "and currencies" is added after the term "countries" in the first sentence of the first paragraph under the caption "Principal investment strategies" on page 34 of the Prospectus.

      Effective as of January 1, 2004, the Fund's benchmark changed from the J.P. Morgan Non-U.S. Government Bond Index (Hedged) to the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). Accordingly, the paragraph under the caption "Benchmark" on page 34 of the Prospectus is replaced in its entirety by the following:

            The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan), an independently maintained and published index composed of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are currency-hedged into U.S. dollars.

      In addition, the "Average Annual Total Returns" table below and to the right in the "Performance" section on page 35 of the Prospectus is replaced in its entirety by the following:

                          AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2002

                                                             1 YEAR    5 YEARS    10 YEARS     INCEPT.
CLASS III                                                                                      9/30/94
RETURN BEFORE TAXES                                           3.01%      5.98%      N/A         11.44%
RETURN AFTER TAXES ON DISTRIBUTIONS                           0.38%      2.24%      N/A          6.40%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES   1.82%      2.97%      N/A          6.81%
J.P MORGAN NON-U.S. GOVERNMENT BOND INDEX (HEDGED)            8.15%      7.30%      N/A          9.46%
(EX-JAPAN)(a)
J.P MORGAN NON-U.S. GOVERNMENT BOND INDEX (HEDGED)(b)         7.01%      7.36%      N/A          9.70%

(a)   Fund's benchmark.

(b) The J.P. Morgan Non-U.S. Government Bond Index (Hedged) is an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars. Effective as of January 1, 2004, the Fund changed its benchmark from the J.P. Morgan Non-U.S. Government Bond Index (Hedged) to the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). This change was effected because the Manager expects that the Fund will be substantially underweight in Japan relative to the J.P. Morgan Non-U.S. Government Bond Index (Hedged).

* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.